Accumulated Other Comprehensive Income - Tax Effects on Each Component of Accumulated Other Comprehensive Income Recognized in Statements of Comprehensive Income (Loss) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Foreign currency cumulative translation adjustments, before tax	$ (2.9)	$ (87.3)	$ (54.8)
Unrealized cash flow hedge gains, before tax	84.8	100.5	102.5
Reclassification adjustments on cash flow hedges, before tax	(93.4)	(54.0)	1.4
Adjustments to prior service cost and unrecognized actuarial assumptions, before tax	(17.0)	95.9	96.9
Total Other Comprehensive (Loss) Income	(28.5)	55.1	146.0
Foreign currency cumulative translation adjustments, tax	(12.8)	36.0	45.1
Unrealized cash flow hedge gains, tax	13.7	17.0	16.1
Reclassification adjustments on cash flow hedges, tax	(16.0)	(8.0)	0.1
Adjustments to prior service cost and unrecognized actuarial assumptions, tax	(1.7)	18.9	18.5
Total Other Comprehensive (Loss) Income	(16.8)	63.9	79.8
Foreign currency cumulative translation adjustments, net of tax	9.9	(123.3)	(99.9)
Unrealized cash flow hedge gains, net of tax	71.1	83.5	86.4
Reclassification adjustments on cash flow hedges, net of tax	(77.4)	(46.0)	1.3
Adjustments to prior service cost and unrecognized actuarial assumptions, net of tax	(15.3)	77.0	78.4
Total Other Comprehensive (Loss) Income	$ (11.7)	$ (8.8)	$ 66.2